Financial instruments - Maximum Credit Risk Exposure (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 85,771	$ 155,599
Credit risk | Cash and cash equivalents
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	50,402	111,738
Credit risk | Accounts receivable
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	18,399	5,710
Credit risk | Derivatives
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	11,254
Credit risk | Note receivable
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	12,009	17,413
Credit risk | Deposits and other assets
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 4,961	$ 9,484